Reinsurance: Effects of Reinsurance (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Effects of Reinsurance

	Three months ended		Nine months ended
	September 30		September 30
	2013	2012	2013	2012

Premiums:
Direct - written	$ 688	$ 757	$ 2,088	$ 2,402
Direct - unearned	-	-	-	-
Direct - earned	688	757	2,088	2,402

Ceded to affiliate - written	(674)	-	(2,006)	-
Ceded to affiliate - unearned	22	-	23	-
Ceded to affiliate - earned	(652)	-	(1,983)	-

Premiums - written, net	14	757	82	2,402
Premiums - unearned, net	22	0	23	0
Premiums, net	$ 36	$ 757	$ 105	$ 2,402

Claims, benefits and losses incurred:
Direct	$ 729	$ 1,402	$ 2,432	$ 2,504
Ceded to affiliate	(700)	-	(2,314)	-

Claims, benefits and losses, net	$ 29	$ 1,402	$ 118	$ 2,504

	2012	2011	2010

Policies in force	$ 163,937	$ 186,688	$ 210,163

Premiums:
Direct - written	$ 3,208	$ 3,409	$ 3,744
Direct - unearned	-	-	-
Direct - earned	3,208	3,409	3,744

Ceded to affiliate - written	(23,714)	-	-
Ceded to affiliate - unearned	47	-	-
Ceded to affiliate - earned	(23,667)	-	-

Premiums, net	$ (20,459)	$ 3,409	$ 3,744

Claims, benefits and losses incurred:
Direct	$ 3,086	$ 2,268	$ 2,261
Ceded to affiliate	(23,114)	-	-

Claims, benefits and losses, net	$ (20,028)	$ 2,268	$ 2,261